Other operating income (loss) - Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses
Sales and marketing expense	€ 17,376	€ 17,478	€ 16,869
Other administrative expenses	158,595	170,723	152,741
Selling, general and administrative expense
Expenses
Depreciation and amortization expense	€ 47,244	€ 48,096	€ 43,522